Average Annual Total Returns (Vanguard Capital Opportunity Fund Retail)	Vanguard Capital Opportunity Fund Vanguard Capital Opportunity Fund - Investor Shares 10/1/2013 - 9/30/2014	Vanguard Capital Opportunity Fund Vanguard Capital Opportunity Fund - Admiral Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions Vanguard Capital Opportunity Fund Vanguard Capital Opportunity Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Capital Opportunity Fund Vanguard Capital Opportunity Fund - Investor Shares 10/1/2013 - 9/30/2014	Russell Midcap Growth Index Vanguard Capital Opportunity Fund Vanguard Capital Opportunity Fund - Investor Shares 10/1/2013 - 9/30/2014	Russell Midcap Growth Index Vanguard Capital Opportunity Fund Vanguard Capital Opportunity Fund - Admiral Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	18.88%	18.95%	17.77%	11.62%	11.90%	11.90%
Five Years	15.91%	15.98%	15.15%	12.82%	16.94%	16.94%
Ten Years	10.25%	10.33%	9.47%	8.38%	9.43%	9.43%